1875 K Street, N.W. Washington, DC 20006-1238 Tel: 202 303 1000 Fax: 202 303 2000

May 11, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Global Infrastructure ETF, a series of Legg Mason ETF Investment Trust

Securities Act File No. 333-206784

Investment Company Act File No. 811-23096

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement dated May 4, 2018, to the Prospectus dated March 1, 2018, for Legg Mason Global Infrastructure ETF filed under Rule 497(e) with the Securities and Exchange Commission on May 4, 2018.

Any questions or comments on the Amendment should be directed to the undersigned at 202-303-1287.

Very truly yours,

/s/ Juliet M. Han
Juliet M. Han

Enclosures

cc:	Harris C. Goldblat, Legg Mason & Co., LLC

Benjamin J. Haskin, Willkie Farr & Gallagher LLP

Dianne E. O’Donnell, Willkie Farr & Gallagher LLP

Neesa P. Sood, Willkie Farr & Gallagher LLP

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